Cover	Sep. 05, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2019
Current Fiscal Year End Date	--12-31
Entity File Number	000-55201
Entity Registrant Name	Healthcare Trust, Inc.
Entity Central Index Key	0001561032
Entity Tax Identification Number	38-3888962
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	405 Park Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false